Summary of Earnings per Share Explanatory (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net loss	$ (4,216)	$ (2,084)	$ (6,856)	$ (3,542)
Basic weighted average number of shares outstanding	4,855,876	4,848,129	4,855,876	4,335,821
Net loss income per share (basic)	$ (0.87)	$ (0.43)	$ (1.41)	$ (0.82)
Dilutive effect of stock options and DSUs
Dilutive effect of warrants
Diluted weighted average number of shares outstanding	4,855,876	4,848,129	4,855,876	4,335,821
Net loss per share (diluted)	$ (0.87)	$ (0.43)	$ (1.41)	$ (0.82)
Stock options and DSUs	62,375	37,176	62,375	37,176
Warrants	457,649	461,649	457,649	461,649